FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Foreign Currency Forward Contracts (Detail) - Foreign currency forward contracts - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Assets	$ 39	$ 249
Liabilities	$ 6	$ 0